Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per Share
Basic EPS - Net (loss) income	$ 247.1	$ 79.5	$ 456.9	$ 224.0
Basic EPS - (in shares)	192,700,000	192,300,000	192,600,000	192,200,000
Basic earnings per share (in dollars per share)	$ 1.28	$ 0.41	$ 2.37	$ 1.17
Effect of dilutive securities - (in shares)	300,000	200,000	300,000	200,000
Effect of dilutive securities - (in dollars per share)				(0.01)
Diluted EPS - Net (loss) income	$ 247.1	$ 79.5	$ 456.9	$ 224.0
Diluted EPS - (in shares)	193,000,000	192,500,000	192,900,000	192,400,000
Diluted EPS (in dollars per share)	$ 1.28	$ 0.41	$ 2.37	$ 1.16
Stock options
Earnings per Share
Securities excluded from computation of diluted EPS (in shares)	2,246	6,560	4,806	1,282